Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Consolidated balance sheet
Total assets	¥ 630,044,327		¥ 505,034,316		$ 90,095,139
Total liabilities	216,659,171		191,721,192		30,981,848
Consolidated statement of income (loss)
Total revenues	431,845,713	$ 61,753,116	393,836,097	¥ 247,639,205
Net income	97,842,539	13,991,297	112,434,512	60,026,544
Consolidated statement of cashflows
Net cash generated from operating activities	106,938,690	15,292,029	121,929,292	94,162,531
Net cash used in investing activities	(43,423,236)	(6,209,441)	(118,356,036)	(55,431,278)
Net cash generated from financing activities	(5,227,353)	(747,502)	1,164	(8,960,626)
Increase in cash, cash equivalents and restricted cash	56,536,990	8,084,682	4,414,516	29,479,488
Consolidated VIEs | Reportable legal entity
Consolidated balance sheet
Total assets	293,479,167		217,009,461		41,966,962
Total liabilities	180,151,655		124,142,846		$ 25,761,345
Consolidated statement of income (loss)
Total revenues	113,748,348	16,265,797	121,108,780	131,868,973
Net income	20,687,326	2,958,248	22,921,391	23,398,906
Consolidated statement of cashflows
Net cash generated from operating activities	24,682,511	3,529,552	15,819,139	49,705,625
Net cash used in investing activities	(62,690,562)	(8,964,631)	(36,090,803)	(43,637,362)
Net cash generated from financing activities	45,135,333	6,454,267	20,020,807	3,390,438
Increase in cash, cash equivalents and restricted cash	¥ 7,127,282	$ 1,019,188	¥ (250,857)	¥ 9,458,701